Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On May 4, 2013, VNU International B.V, an indirect subsidiary of Nielsen, entered into a Stock Purchase Agreement with an affiliate of Onex Corporation to sell its expositions business, Nielsen Business Media Holding Company, for total cash consideration of $950 million, subject to final working capital adjustments (the “Transaction”). The Transaction closed on June 17, 2013.

19. Subsequent Events

As disclosed in the Company’s Form 10-Q for the first quarter ended March 31, 2013 filed with the U.S. Securities and Exchange Commission on April 25, 2013 (the “First Quarter 2013 Form 10-Q”), in March 2013, Nielsen completed the exit and shut down of one of its legacy online businesses and recorded a net loss of $3 million associated with this divestiture. This divestiture was reported as a discontinued operation in the condensed consolidated statements of operations in the First Quarter 2013 Form 10-Q, which requires retrospective restatement of prior periods to classify operating results of this business as discontinued operations.

The Company updated financial information and certain related disclosures in these consolidated financial statements for the year ended December 31, 2012 to reflect the presentation of one of the Company’s legacy online business as a discontinued operation. This update is consistent with the presentation of continuing and discontinued operations included in the Company’s First Quarter 2013 Form 10-Q.

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$22	$25	$31
Operating loss	(10)	(2)	(27)
Loss from operations before income taxes	(10)	(2)	(27)
Benefit for income taxes	4	1	9

Loss from operations	(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Gain/(Loss) on sale, net of tax(1)	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$(7)	$1	$(22)

On May 4, 2013, we signed a definitive agreement to sell Nielsen Business Media Holding Company, our indirect subsidiary, to Expo Event Transco Inc., an affiliate of Onex Corporation, for cash consideration. The transaction closed on June 17, 2013, for a purchase price of $950 million.